Intangible Assets (Details) - USD ($)		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Intangible Assets (Details) [Line Items]
Land use rights		$ 869,749		$ 4,381,532
Amortization expense		19,177	$ 13,733
Land Use Rights [Member]
Intangible Assets (Details) [Line Items]
Land use rights	[1]	714,558		$ 4,222,682
Hainan Guoxie [Member] | Land Use Rights [Member]
Intangible Assets (Details) [Line Items]
Land use rights		$ 3,354,068

[1]	As the Company no longer exercises control over Hainan Guoxie, the balance no longer includes $3,354,068 land use rights owned by Hainan Guoxie.